Shareholder's equity	12 Months Ended
Dec. 31, 2021
Shareholder's Equity [Abstract]
Shareholder's equity
Note 23.    Shareholder's equity

23.1.          Shareholder’s equity activity

As of December 31, 2021, Technip Energies N.V. had 179,827,459 common shares issued with a nominal value of €0.01 per share.
Changes in shares outstanding are as follows:
(In number of shares)
Number of shares as of January 1, 2020	1
Issuance of shares - Contribution	4,499,999
Issuance of shares - Reserve allocation	175,313,880
Shares issued as of December 31, 2020	179,813,880
Movements of the period	13,579
Shares issued as of December 31, 2021	179,827,459
Treasury shares	(2,012,136)
SHARES OUTSTANDING AS OF DECEMBER 31, 2021	177,815,323

Refer to note 7 for more information about number of shares considered for the calculation of earnings per share.

23.2.          Share repurchase

On May 3, 2021, the Group acquired 1,801,802 shares in the share capital of the Company from TechnipFMC at €11.10 per share. As of December 31, 2021, these treasury shares are deducted from consolidated equity for a total value of €20.0 million.

On July 9, Technip Energies announced the implementation of a liquidity agreement to enhance the liquidity of Technip Energies’ shares admitted to trading on Euronext Paris by maintaining a reasonable average daily turnover, reducing bid-ask spread, and monitoring volatility. The cash resources allocated to the liquidity agreement is €9.0 million. As of December 31, 2021, the Group acquired 210,334 shares in the capital of the Company for a total value of €2.5 million.

23.3.          Accumulated other comprehensive income (loss)

Accumulated other comprehensive income (loss) are as follows:

(In millions of €)	Cash flow hedges	Gains (losses) on defined benefit pension plans	Foreign currency translation	Other	Accumulated other comprehensive income/(loss)	Accumulated other comprehensive income/(loss) – non- controlling interests	Total accumulated other comprehensive income/(loss)
Accumulated other comprehensive income/(loss) as of December 31, 2018	(5.0)	(17.3)	18.9	—	(3.3)	(0.6)	(4.0)
Gross effect before reclassification to profit or loss	(1.3)	(8.8)	(44.0)	—	(54.1)	0.9	(53.2)
Deferred tax	(3.0)	2.8	—	—	(0.2)	—	(0.2)
Reclassification to profit or loss	(5.0)	—	—	—	(5.0)	—	(5.0)
Accumulated other comprehensive income/(loss) as of December 31, 2019	(14.3)	(23.3)	(25.1)	—	(62.6)	0.3	(62.3)
Gross effect before reclassification to profit or loss	23.9	(1.3)	(147.4)	0.4	(124.4)	(1.4)	(125.8)
Deferred tax	(2.8)	1.0	—	—	(1.8)		(1.8)
Reclassification to profit or loss	(3.5)	—	—	—	(3.5)		(3.5)
Equity transaction with TechnipFMC	8.5	(0.4)	0.6	(0.4)	8.3	(1.0)	7.3
Accumulated other comprehensive income/(loss) as of December 31, 2020	11.8	(24.0)	(171.9)	—	(184.1)	(2.1)	(186.1)
Gross effect before reclassification to profit or loss	(30.7)	4.9	55.6	—	29.8	3.5	33.3
Deferred tax	2.6	(1.3)	—	—	1.3	(0.8)	0.5
Reclassification to profit or loss	12.4	—	—	—	12.4	—	12.4
Equity transaction with TechnipFMC	(0.3)	—	41.1	—	40.8	0.1	40.9
ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS) AS OF DECEMBER 31, 2021	(4.2)	(20.4)	(75.2)	—	(99.8)	0.7	(99.1)